UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21982
Guggenheim Strategic Opportunities Fund
 (Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)
Amy J. Lee
227 W. Monroe Street, Chicago, IL 60606
 (Name and address of agent for service)
Registrant's telephone number, including area code: (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2017 - November 30, 2017

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM

11.30.2017 (Unaudited)

Guggenheim Funds Semiannual Report

Guggenheim Strategic Opportunities Fund

GuggenheimInvestments.com

CEF-GOF-SAR-1117

GUGGENHEIMINVESTMENTS.COM/GOF
... YOUR WINDOW TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
The shareholder report you are reading right now is just the beginning of the story.
Online at guggenheiminvestments.com/gof, you will find:
•	Daily, weekly and monthly data on share prices, net asset values, distributions and more

•	Portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and adviser contact information
Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are continually updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

(Unaudited)	November 30, 2017

DEAR SHAREHOLDER
We thank you for your investment in the Guggenheim Strategic Opportunities Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended November 30, 2017.
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy. The Fund’s sub-adviser seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies.
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2017, the Fund provided a total return based on market price of 8.80% and a total return based on NAV of 5.33%. As of November 30, 2017, the Fund’s market price of $21.60 represented a premium of 9.48% to its NAV of $19.73.
Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.
From June 2017 through November 2017, the Fund paid a monthly distribution of $0.1821. The latest distribution represents an annualized distribution rate of 10.12% based on the Fund’s closing market price of $21.60 on November 30, 2017. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see Note 2(e) on page 49 for more information on distributions for the period.
Guggenheim Funds Investment Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.
We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 71 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Since the Fund endeavors to maintain a stable monthly distribution, the DRIP effectively provides an income averaging technique which causes shareholders to accumulate a larger number of Fund shares when the market price is depressed than when the price is higher.

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DEAR SHAREHOLDER (Unaudited) continued	November 30, 2017

To learn more about the Fund’s performance and investment strategy, we encourage you to read the Questions & Answers section of this report, which begins on page 5. You’ll find information on GPIM’s investment philosophy, views on the economy and market environment, and detailed information about the factors that impacted the Fund’s performance.
We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gof.
Sincerely,
Guggenheim Funds Investment Advisors, LLC
December 31, 2017

4 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited)	November 30, 2017

Guggenheim Strategic Opportunities Fund (“Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM”). This team includes B. Scott Minerd, Chairman of Guggenheim Investments and Global Chief Investment Officer; Anne B. Walsh, CFA, JD, Senior Managing Director and Assistant Chief Investment Officer; James W. Michal, Senior Managing Director and Portfolio Manager; and Steven H. Brown, CFA, Managing Director and Portfolio Manager. In the following interview, the investment team discusses the market environment and the Fund’s performance for the six-month period ended November 30, 2017.
What is the Fund’s investment objective and how is it pursued?
The Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis.
The Fund seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund seeks to achieve its investment objective by investing in a wide range of fixed-income and other debt and senior-equity securities (“Income Securities”) selected from a variety of credit qualities and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency securities, mezzanine and preferred securities and convertible securities, and in common stocks, limited liability company interests, trust certificates, and other equity investments (“Common Equity Securities,” exposure to which is obtained primarily by investing in exchange-traded funds, or ETFs) that GPIM believes offer attractive yield and/or capital appreciation potential, including employing a strategy of writing (selling) covered call and put options on such equities. GPIM believes the volatility of the Fund can be reduced by diversifying across a large number of sectors and securities, some of which historically have not been highly correlated to one another.
Under normal market conditions:
•  The Fund may invest without limitation in fixed-income securities rated below investment grade (commonly referred to as “junk bonds”); the Fund may invest in below-investment grade income securities of any rating;
•  The Fund may invest up to 20% of its total assets in non-U.S. dollar denominated fixed-income securities of corporate and governmental issuers located outside the U.S., including up to 10% of total assets in fixed-income securities of issuers located in emerging markets;

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2017

•  The Fund may invest up to 50% of its total assets in common equity securities, and the Fund may invest in exchange-traded funds (“ETFs”) or other investment funds that track equity market indices and/or through derivative instruments that replicate the economic characteristics of exposure to Common Equity Securities; and
•  The Fund may invest up to 30% of its total assets in investment funds that primarily hold (directly or indirectly) investments in which the Fund may invest directly, of which amount up to 30% of the Fund’s total assets may be invested in investment funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) to the extent permitted by applicable law and related interpretations of the staff of the U.S. Securities and Exchange Commission.
GPIM’s process for determining whether to buy a security is a collaborative effort between various groups including: (i) economic research, which focus on key economic themes and trends, regional and country-specific analysis, and assessments of event-risk and policy impacts on asset prices, (ii) the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, (iii) its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities, and (iv) portfolio managers, who determine which securities best fit the Fund based on the Fund’s investment objective and top-down sector allocations. In managing the Fund, GPIM uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. GPIM also considers macroeconomic outlook and geopolitical issues.
The Fund uses financial leverage (currently through borrowings and reverse repurchase agreements) to finance the purchase of additional securities. Although financial leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. If income and gains earned on securities purchased with the financial leverage proceeds are greater than the cost of the financial leverage, common shareholders’ return will be greater than if financial leverage had not been used. Conversely, if the income or gains from the securities purchased with the proceeds of financial leverage are less than the cost of the financial leverage, common shareholders’ return will be less than if financial leverage had not been used.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2017

What were the significant events affecting the economy and market environment over the past six months?
At period end, the economy was enjoying the lowest unemployment rate since December 2000, the highest small business optimism since 1983, strong corporate earnings growth, and the prospect of a new tax regime that could stimulate growth and business investment. Regulatory relief for banks was also in the offing, alleviating undue burdens on mid-sized lenders. All this positive news prompted the U.S. Federal Reserve (the “Fed”) to gradually raise rates toward neutral in 2017, but an overheating labor market could force the Fed to take the punchbowl away in 2018.
The fourth quarter of 2017 saw the commencement of the Fed’s balance sheet roll-off in October and another rate hike in December, taking the fed funds target to a range of 1.25% to 1.50%. Soft inflation surprised many market participants in 2017, but due to base effects and a tight labor market, core inflation may start to rise. With the unemployment rate approaching 3.5%, Fed hikes may occur at a faster pace in 2018 than policymakers or financial markets currently expect.
While the 2018 economic outlook is positive, the Fed is moving to increasingly tight policy, and investors need to remain vigilant for late-cycle trends in the business cycle. In the meantime, the reduction in the corporate tax rate to 21% should be good for earnings, and the immediate expensing of capital expenditures could cause a surge in capital spending. However, higher levered segments of the fixed-income market may face negative effects from new rules governing tax deductibility of interest expense above certain limits. Investors must ensure that they are being adequately compensated for taking on credit risk in this environment.
How did the Fund perform for the six months ended November 30, 2017?
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2017, the Fund provided a total return based on market price of 8.80% and a total return based on NAV of 5.33%. As of November 30, 2017, the Fund’s market price of $21.60 represented a premium of 9.48% to its NAV of $19.73. As of May 31, 2017, the Fund’s market price of $20.94 represented a premium of 5.86% to its NAV of $19.78.
Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.
Why did the Fund accrue excise tax during the six-month period ended November 30, 2017?
As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2017

in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. While the Fund’s income and capital gains can vary significantly from year to year, the Fund seeks to maintain more stable monthly distributions over time. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions, which may facilitate the payment of more stable monthly distributions year over year.
What were the Fund’s distributions?
From June 2017 through November 2017, the Fund paid a monthly distribution of $0.1821. The latest distribution represents an annualized distribution rate of 10.12% based on the Fund’s closing market price of $21.60 on November 30, 2017. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see Note 2(e) on page 49 for more information on distributions for the period.
Discuss performance over the period.
During the period, the Fund saw positive performance primarily attributable to the continued tightening of credit spreads across fixed income sectors, as well as the portfolio’s high carry. Carry refers to the income received net of borrowing costs from portfolio investments over a defined period. The portfolio’s investments in collateralized loan obligations (“CLOs”), bank loans, and high yield corporate bonds contributed to performance.
CLOs spreads continued to tighten and the credit curve continued to compress over the period, and strong demand from both U.S. and overseas investors continues to be met with robust primary supply. Given increasingly tighter spreads and a flatter credit curve, the Fund pared mezzanine CLO exposure consistent with the portfolio’s overall reduction in credit beta.
Bank loans performed well during the period. Given their floating rate features during a Fed hiking cycle, demand for these assets outpaced supply. The primary driver of the new issue market was refinancing activity, which gives us some comfort that credit formation is disciplined at this point in the cycle.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2017

High yield corporate bonds continued to perform, but we remain cautious of valuations and weaker credits. Improvements underpin the market’s risk-on mentality, which could extend into 2018. Markets are also optimistic about reflation and the impact of tax reform, which could cause spreads to tighten further.
We remain cautious despite the positive near-term economic backdrop. We could see a near-term melt-up in risk assets, but with high-yield spreads nearing historical tights, investors today are simply not being compensated for the risks they are taking in lower-rated credit. Accordingly, we have reduced allocation in high yield, bank loans and mezzanine CLOs, are upgrading the credit quality of the fund, and reducing leveraging.
Discuss the Fund’s approach to duration.
Although the Fund has no set policy regarding portfolio duration or maturity, the Fund had a duration of approximately 0.7 years at the end of the period, but may add opportunistically to attractive long duration assets when it can take advantage of near-term fluctuations in interest rates. Duration is a measure of a bond’s price sensitivity to changes in interest rates, expressed in years. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield to maturity of the bond.
Discuss the Fund’s use of leverage.
Since leverage adds to performance when the cost of leverage is less than the total return generated by investments, the use of leverage contributed to the Fund’s total return during this period. The purpose of leverage (borrowings and reverse repurchase agreements) is to fund the purchase of additional securities that provide increased income and potentially greater appreciation to common shareholders than could be achieved from an unlevered portfolio. Leverage results in greater NAV volatility and entails more downside risk than an unleveraged portfolio.
The Fund has reduced the amount of leverage to approximately 11% of managed assets (including the proceeds of leverage) as of November 30, 2017 from 21% at the start of the period. Valuation driven sells, and lower targets to credit risk, generated cash that was used to pay down leverage.
GPIM employs leverage through two vehicles: reverse repurchase agreements, under which the Fund temporarily transfers possession of portfolio securities and receives cash which can be used for additional investments, and a committed financing facility through a leading financial institution. There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2017

Risks and Other Considerations
Investing involves risk, including the possible loss of principal and fluctuation of value. The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are expressed for informational purposes only and are subject to change at any time, based on market and other conditions, and may not come to pass. These views may differ from views of other investment professionals at Guggenheim and should not be construed as research, investment advice or a recommendation of any kind regarding the fund or any issuer or security, do not constitute a solicitation to buy or sell any security and should not be considered specific legal, investment or tax advice. The information provided does not take into account the specific objectives, financial situation or particular needs of any specific investor.
The views expressed in this report may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. Actual results or events may differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
There can be no assurance that the Fund will achieve its investment objectives or that any investment strategies or techniques discussed herein will be effective. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value.
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown.
Please see guggenheiminvestments.com/gof for a detailed discussion of the Fund’s risks and considerations.
This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

10 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited)	November 30, 2017

Fund Statistics
Share Price	$21.60
Net Asset Value	$19.73
Premium to NAV	9.48%
Net Assets ($000)	$475,867

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017

	Six Month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim Strategic Opportunities Fund
NAV	5.33%	17.55%	11.90%	11.40%	11.98%
Market	8.80%	25.31%	11.69%	12.66%	14.64%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gof. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when sold, may be worth more or less than their original cost.
Ten Largest Holdings	(% of Total Net Assets)
TSGE 2017-1 6.25%	1.1%
Discovery Communications LLC 5.20%	0.9%
Citigroup, Inc. 5.95%	0.9%
Encore Capital Group, Inc. 5.63%	0.8%
Fortress Credit Opportunities IX CLO Ltd. 4.07%	0.8%
GMAC Commercial Mortgage Asset Corp. 6.36%	0.8%
QBE Insurance Group Ltd. 7.50%	0.7%
Flatiron CLO Ltd. 4.95%	0.7%
Flagship CLO VIII Ltd. 6.56%	0.7%
Anchorage Credit Funding 1 Ltd. 6.30%	0.7%
Top Ten Total	8.1%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

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FUND SUMMARY (Unaudited) continued	November 30, 2017

12 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	November 30, 2017

Portfolio Breakdown	% of Net Assets
Investments:
Senior Floating Rate Interests	40.0%
Corporate Bonds	30.1%
Asset-Backed Securities	21.2%
U.S. Government Securities	6.6%
Collateralized Mortgage Obligations	2.1%
Money Market Fund	1.8%
Preferred Stocks	1.2%
Foreign Government Bonds	1.2%
Other	1.2%
Total Investments	105.4%
Call Options Written	-0.5%
Other Assets & Liabilities, net	-4.9%
Net Assets	100.0%
Holdings diversification and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/gof. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

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FUND SUMMARY (Unaudited) continued	November 30, 2017

Portfolio Composition by Quality Rating*

% of Total
Rating	Investments
Fixed Income Instruments
AAA	5.8%
AA	0.4%
A	5.4%
BBB	15.1%
BB	13.1%
B	31.0%
CCC	3.5%
CC	0.3%
D	0.1%
NR**	25.0%
Other Instruments
Other	0.3%
Total Investments	100.0%
*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

14 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)		November 30, 2017

	Shares	Value

COMMON STOCKS† – 0.3%

Energy – 0.2%
SandRidge Energy, Inc.*	41,086	$ 764,610
Approach Resources, Inc.*	112,884	282,210
Titan Energy LLC*	9,603	14,405
Total Energy		1,061,225

Technology – 0.1%
Aspect Software Parent, Inc.*,†††,1,2	40,745	262,808
Aspect Software Parent, Inc.*,†††,1,2	15,032	96,957
Qlik Technologies, Inc. A*,†††,1	56	62,162
Qlik Technologies, Inc. B*,†††,1	13,812	7,237
Qlik Technologies, Inc.*,††	3,600	–
Total Technology		429,164

Communications – 0.0%**
Cengage Learning Acquisitions, Inc.*,††	11,126	83,445

Consumer, Non-cyclical – 0.0%**
Targus Group International Equity, Inc*,†††,1,2	13,409	25,293

Industrial – 0.0%**
Carey International, Inc.*,†††,1	6	–
Total Common Stocks
(Cost $2,797,900)		1,599,127

PREFERRED STOCKS† – 1.2%
Financial – 0.9%
Morgan Stanley 5.85%††,4	110,000	2,973,300
Public Storage 5.40%[4]	42,000	1,088,640
AgriBank FCB 6.88%††,4,7	4,000	436,000
Total Financial		4,497,940

Industrial – 0.3%
Seaspan Corp. 6.38%††	52,750	1,334,575
Total Preferred Stocks
(Cost $5,434,779)		5,832,515

WARRANTS†† – 0.0%**
Comstock Resources, Inc.
expiring 09/06/18	3,575	21,772
Total Warrants
(Cost $13,658)		21,772

See notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Shares	Value

MONEY MARKET FUND† – 1.8%

Dreyfus Treasury Prime Cash Management Institutional Shares 0.98%[5]	8,539,729	$ 8,539,729
Total Money Market Fund
(Cost $8,539,729)		8,539,729

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0%

Industrial – 10.0%
ILPEA Parent, Inc.
6.85% (1 Month USD LIBOR + 550 bps) due 03/02/23	2,666,250	$ 2,672,916
Kuehg Corp. – Kindercare
5.08% (3 Month USD LIBOR + 375 bps) due 08/12/22	2,561,820	2,574,629
Alion Science & Technology Corp.
5.85% (1 Month USD LIBOR + 450 bps) due 08/19/21	2,398,549	2,394,543
Tronair Parent, Inc.
6.16% (1 Month USD LIBOR + 475 bps) due 09/08/23	2,374,997	2,351,247
Advanced Integration Technology LP
6.10% (1 Month USD LIBOR + 475 bps) due 04/03/23	2,291,788	2,291,787
American Bath Group LLC
6.58% (3 Month USD LIBOR + 525 bps) due 09/30/23	2,183,459	2,202,564
SRS Distribution, Inc.
10.10% (1 Month USD LIBOR + 875 bps) due 02/24/23	2,030,000	2,084,140
Argo Merchants
4.75% (1 Month USD LIBOR + 375 bps) due 11/16/24	2,000,000	2,012,500
Transcendia Holdings, Inc.
5.35% (1 Month USD LIBOR + 400 bps) due 05/30/24	1,995,000	2,004,975
Imagine Print Solutions LLC
6.09% (3 Month USD LIBOR + 475 bps) due 06/21/22	1,990,000	1,930,300
Bioplan / Arcade
6.10% (1 Month USD LIBOR + 475 bps) due 09/23/21	1,949,838	1,921,819
Thor Bidco (Morrison Utility)
5.53% (3 Month USD LIBOR + 500 bps) due 09/20/23	GBP 1,400,000	1,893,683
National Technical
7.49% (1 Month USD LIBOR + 625 bps) due 06/12/21†††,1	1,395,061	1,360,185
Recess Holdings, Inc.
5.25% (6 Month USD LIBOR + 375 bps) due 09/30/24	1,255,357	1,260,065
Endries Acquisition Holdings, Inc.
5.99% (Commercial Prime Lending Rate + 375 bps) due 06/01/23†††,1	1,246,875	1,235,442
HBC Hardware Holdings
7.83% (3 Month USD LIBOR + 650 bps) due 03/30/20	1,248,750	1,211,287
Zodiac Pool Solutions LLC
5.33% (3 Month USD LIBOR + 400 bps) due 12/20/23	1,174,211	1,177,146
Capstone Logistics
5.85% (1 Month USD LIBOR + 450 bps) due 10/07/21	1,084,176	1,067,014

See notes to financial statements.

16 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0% (continued)

Industrial – 10.0% (continued)
ProAmpac PG Borrower LLC
9.94% (3 Month USD LIBOR + 850 bps) due 11/18/24	1,000,000	$ 1,010,000
Diversitech Holdings, Inc.
8.84% (1 Month USD LIBOR + 750 bps) due 06/02/25	1,000,000	1,007,500
Arctic Long Carriers
5.85% (1 Month USD LIBOR + 450 bps) due 05/18/23	997,500	1,006,228
DAE Aviation
5.10% (1 Month USD LIBOR + 375 bps) due 07/07/22	1,000,000	1,005,750
Thermon Group Holdings, Inc.
5.13% (1 Month USD LIBOR + 375 bps) due 10/30/24	1,000,000	1,005,000
ACA Compliance Group Holdings LLC
6.10% (1 Month USD LIBOR + 475 bps) due 01/29/21	997,500	993,759
CPM Holdings
5.60% (1 Month USD LIBOR + 425 bps) due 04/11/22	979,396	990,826
SiteOne Landscaping LLC
4.85% (1 Month USD LIBOR + 350 bps) due 04/29/22	985,075	990,000
Hayward Industries, Inc.
9.60% (1 Month USD LIBOR + 825 bps) due 08/04/25	1,000,000	990,000
Amspec Services, Inc.
6.34% (3 Month USD LIBOR + 500 bps) due 07/01/22	885,789	881,361
6.47% (3 Month USD LIBOR + 500 bps) due 07/01/22	104,622	104,099
Resource Label Group LLC
5.83% (3 Month USD LIBOR + 450 bps) due 05/26/23	991,439	976,568
ICSH Parent, Inc.
4.88% (3 Month USD LIBOR + 350 bps) due 04/29/24	893,412	895,645
Dimora Brands, Inc.
5.35% (1 Month USD LIBOR + 400 bps) due 08/24/24	500,000	504,690
Duran, Inc.
5.35% (3 Month USD LIBOR + 400 bps) due 03/29/24	501,648	502,902
SI Organization
6.08% (3 Month USD LIBOR + 475 bps) due 11/23/19	491,528	494,295
Ranpak
8.53% (1 Month USD LIBOR + 725 bps) due 10/03/22	430,370	426,067
CPM Holdings, Inc.
5.60% (1 Month USD LIBOR + 425 bps) due 04/11/22	180,000	182,101
Doncasters Group Ltd.
9.58% (3 Month USD LIBOR + 825 bps) due 10/09/20	101,379	94,080
NaNa Development Corp.
8.08% (3 Month USD LIBOR + 675 bps) due 03/15/18	33,894	33,216
Carey International, Inc.
9.00% (3 Month USD LIBOR + 900 bps) due 05/23/20†††,1	49,772	5,896
Total Industrial		47,746,225

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 17

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0% (continued)

Consumer, Non-cyclical – 8.3%
Copernicus Group, Inc.
6.33% (3 Month USD LIBOR + 500 bps) due 08/15/22	2,968,411	$ 2,972,269
CareCore National LLC
5.35% (1 Month USD LIBOR + 400 bps) due 03/05/21	2,322,773	2,325,677
Amplify Snack Brands, Inc.
6.75% (1 Month USD LIBOR + 550 bps) due 09/02/23	2,405,562	2,321,368
Reddy Ice Holdings, Inc.
6.88% (Commercial Prime Lending Rate + 450 bps) due 05/01/19	2,248,356	2,210,876
Immucor, Inc.
6.31% (2 Month USD LIBOR + 500 bps) due 06/15/21	1,995,000	2,023,269
Pelican Products, Inc.
5.58% (3 Month USD LIBOR + 425 bps) due 04/10/20	1,770,473	1,774,899
Endo Luxembourg Finance Co.
5.63% (1 Month USD LIBOR + 425 bps) due 04/29/24	1,695,750	1,705,738
Chef’s Warehouse Parent LLC
6.1% (1 Month USD LIBOR + 475 bps) due 06/22/22	1,615,396	1,635,588
Touchtunes Interactive Network
6.10% (1 Month LIBOR + 475 bps) due 05/28/21	1,586,137	1,593,084
CTI Foods Holding Co. LLC
8.60% (1 Month USD LIBOR + 725 bps) due 06/28/21	1,105,000	795,600
4.85% (1 Month USD LIBOR + 350 bps) due 06/29/20	875,000	756,875
MDVIP LLC
5.66% (3 Month USD LIBOR + 425 bps) due 11/08/24	1,500,000	1,500,000
BCPE Eagle Buyer LLC
5.60% (1 Month USD LIBOR + 425 bps) due 03/18/24	1,494,000	1,486,530
Arctic Glacier Group Holdings, Inc.
5.60% (1 Month USD LIBOR + 425 bps) due 03/20/24	1,245,000	1,257,450
Sho Holding I Corp.
6.44% (2 Month USD LIBOR + 500 bps) due 10/27/22	1,221,186	1,196,762
IHC Holding Corp.
8.08% (3 Month USD LIBOR + 675 bps) due 04/30/21†††,1	951,644	943,519
8.07% (3 Month USD LIBOR + 675 bps) due 04/30/21†††,1	182,662	181,103
RESIC Enterprises, LLC (Lyons Magnus, Inc.)
5.50% (3 Month USD LIBOR + 425 bps) due 11/11/24	1,050,000	1,058,536
Avantor, Inc.
5.29% (3 Month USD LIBOR + 400 bps) due 11/22/24	1,000,000	1,000,310
CPI Holdco LLC
5.33% (3 Month USD LIBOR + 400 bps) due 03/21/24	995,001	999,976
Alegeus Technologies LLC
6.33% (3 Month USD LIBOR + 500 bps) due 04/28/23†††,1	997,500	988,517

See notes to financial statements.

18 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0% (continued)

Consumer, Non-cyclical – 8.3% (continued)
Springs Industries, Inc.
7.81% (1 Month USD LIBOR + 650 bps) due 06/01/21†††,1	987,500	$ 987,500
Tecbid US, Inc.
5.58% (3 Month USD LIBOR + 425 bps) due 07/25/24	988,890	986,418
Affordable Care Holding
6.17% (2 Month USD LIBOR + 475 bps) due 10/24/22	982,500	984,956
Lineage Logistics LLC
4.85% (1 Month USD LIBOR + 350 bps) due 04/07/21	933,079	935,123
Give and Go Prepared Foods Corp.
5.70% (3 Month USD LIBOR + 425 bps) due 07/29/23	840,000	846,300
Melissa & Doug III Corp.
5.83% (3 Month USD LIBOR + 450 bps) due 06/19/24	798,000	801,990
Packaging Coordinators Midco, Inc.
5.34% (3 Month USD LIBOR + 400 bps) due 06/30/23	475,000	475,594
6.36% (3 Month USD LIBOR + 400 bps) due 07/01/21†††,1	276,923	252,108
1.65% (3 Month USD EURIBOR + 300 bps) due 07/01/21†††,1	EUR 57,692	62,512
PT Intermediate Holdings III LLC
9.75% (Commercial Prime Lending Rate + 550 bps) due 06/23/22†††,1	782,800	782,800
Nellson Nutraceutical (US)
5.25% (3 Month USD LIBOR + 525 bps) due 12/18/21	379,233	379,233
6.33% (3 Month USD LIBOR + 500 bps) due 12/23/21	149,233	149,233
Certara, Inc.
5.35% (1 Month USD LIBOR + 400 bps) due 08/15/24	500,000	503,750
NES Global Talent
6.88% (3 Month USD LIBOR + 550 bps) due 10/03/19	305,016	274,514
Examworks Group, Inc.
5.07% (1 Month USD LIBOR + 375 bps) due 07/27/21	133,333	114,262
Rite Aid Corp.
5.96% (1 Week USD LIBOR + 475 bps) due 08/21/20	100,000	100,292
Targus Group International, Inc.
14.00% (Commercial Prime Lending Rate + 1050 bps) due 05/24/16†††,1,2,11	155,450	–
Total Consumer, Non-cyclical		39,364,531

Consumer, Cyclical – 7.0%
Accuride Corp.
8.15% (3 Month USD LIBOR + 700 bps) due 11/17/23	2,601,892	2,634,416
6.58% (3 Month USD LIBOR + 525 bps) due 11/17/23	840,000	850,500
BBB Industries, LLC
5.85% (1 Month USD LIBOR + 450 bps) due 11/03/21	2,855,875	2,888,004
LSF9 Robin Investments Ltd.
4.34% (3 Month USD LIBOR + 400 bps) due 12/14/23	GBP 1,750,000	2,372,028
Navistar Inc.
4.75% (3 Month USD LIBOR + 350 bps) due 11/06/24	2,000,000	2,005,840
Big Jack Holdings LP
5.35% (1 Month USD LIBOR + 400 bps) due 04/05/24	2,008,320	2,005,810

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 19

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0% (continued)

Consumer, Cyclical – 7.0% (continued)
K & N Parent, Inc.
6.10% (1 Month USD LIBOR + 475 bps) due 10/20/23	1,985,000	$ 1,970,112
Blue Nile, Inc.
7.83% (3 Month USD LIBOR + 650 bps) due 02/17/23	1,975,000	1,965,125
AT Home Holding III
4.88% (3 Month USD LIBOR + 350 bps) due 06/03/22	1,950,000	1,945,125
Mavis Tire
6.67% (2 Month LIBOR + 525 bps) due 11/02/20†††,1	1,955,000	1,938,939
Boot Barn Holdings, Inc.
5.83% (3 Month USD LIBOR + 450 bps) due 06/29/21†††,1	1,865,000	1,787,602
Truck Hero, Inc.
5.33% (3 Month USD LIBOR + 400 bps) due 04/22/24	1,777,500	1,775,278
Apro LLC
5.35% (2 Month USD LIBOR + 400 bps) due 08/08/24	1,200,000	1,209,000
Toys ‘R’ US, Inc.
8.10% (1 Month USD LIBOR + 675 bps) due 01/18/19	1,175,000	1,175,588
Sears Holdings Corp.
5.85% (1 Month USD LIBOR + 450 bps) due 06/30/18	1,053,938	1,049,111
Belk, Inc.
6.10% (3 Month USD LIBOR + 475 bps) due 12/12/22	1,237,625	989,816
Med Finance Merger Sub LLC
7.60% (1 Month USD LIBOR + 625 bps) due 08/16/21	980,402	984,127
Checkers Drive-In Restaurants, Inc.
5.60% (1 Month USD LIBOR + 425 bps) due 04/25/24	897,750	893,261
Cyan Blue Holdco 3 Ltd.
4.59% (3 Month USD LIBOR + 425 bps) due 08/23/24	GBP 650,000	885,804
Acosta, Inc.
4.51% (1 Month USD LIBOR + 325 bps) due 9/26/19	464,445	441,938
4.36% (3 Month USD LIBOR + 325 bps/ Commercial Prime
Lending Rate + 225 bps) due 9/26/19[3]	73,333	69,780
ABRA Auto Body
8.60% (3 Month USD LIBOR + 725 bps) due 09/19/22	500,000	500,415
Leslie’s Poolmart, Inc.
5.06% (2 Month USD LIBOR + 375 bps) due 08/16/23	500,000	497,915
Talbots, Inc.
5.85% (1 Month USD LIBOR + 450 bps) due 03/19/20	457,871	442,226
CH Holding Corp.
8.60% (1 Month USD LIBOR + 725 bps) due 02/03/25	200,000	204,000
Total Consumer, Cyclical		33,481,760

Technology – 6.4%
TIBCO Software, Inc.
4.85% (1 Month USD LIBOR + 350 bps) due 12/04/20	2,384,165	2,388,338
Epicor Software
5.10% (1 Month USD LIBOR + 375 bps) due 06/01/22	2,211,891	2,222,486

See notes to financial statements.

20 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0% (continued)

Technology – 6.4% (continued)
Insight Venture
7.25% (3 Month USD LIBOR + 625 bps) due 07/15/21†††,1	GBP 1,650,000	$ 2,209,390
LANDesk Group, Inc.
5.60% (1 Month USD LIBOR + 425 bps) due 01/20/24	2,259,283	2,184,726
Cvent, Inc.
4.75% (1 Month USD LIBOR + 375 bps) due 11/29/23	2,000,000	2,000,000
Planview, Inc.
6.60% (1 Month USD LIBOR + 525 bps) due 01/27/23†††,1	995,000	982,219
11.10% (1 Month USD LIBOR + 975 bps) due 07/27/23†††,1	900,000	888,292
Severin Acquisition LLC
6.23% (1 Month USD LIBOR + 488 bps) due 07/30/21	980,000	976,864
6.35% (1 Month USD LIBOR + 500 bps) due 07/30/21	577,710	578,288
6.73% (1 Month USD LIBOR + 538 bps) due 07/30/21	247,500	251,089
Bullhorn, Inc.
8.20% (3 Month USD LIBOR + 675 bps) due 11/21/22	1,618,889	1,607,906
Ministry Brands LLC
6.38% (3 Month USD LIBOR + 500 bps) due 12/02/22	1,494,311	1,486,840
6.37% (3 Month USD LIBOR + 500 bps) due 12/02/22	116,503	115,921
Aspect Software, Inc.
11.85% (1 Month USD LIBOR + 1050 bps) due 05/25/20[2]	894,696	887,986
11.78% (1 Month LIBOR + 1000 bps) due 05/25/18†††,1,2	609,375	609,375
Viewpoint, Inc.
5.56% (2 Month USD LIBOR + 425 bps) due 07/19/24	1,400,000	1,403,500
Advanced Computer Software
10.94% (3 Month USD LIBOR + 950 bps) due 01/31/23	1,250,000	1,173,437
6.94% (3 Month USD LIBOR + 550 bps) due 03/18/22	98,664	97,554
CPI Acquisition, Inc.
5.96% (3 Month USD LIBOR + 450 bps) due 08/17/22	1,691,782	1,202,569
EIG Investors Corp.
5.46% (3 Month USD LIBOR + 400 bps) due 02/09/23	1,101,499	1,108,152
MRI Software LLC
7.34% (3 Month USD LIBOR + 600 bps) due 06/30/23†††,1	1,048,194	1,038,026
7.32% (3 Month USD LIBOR + 600 bps) due 06/30/23†††,1	55,556	55,017
LegalZoom.com, Inc.
5.94% (3 Month USD LIBOR + 450 bps) due 11/21/24	1,050,000	1,047,375
Palermo Finance Corp.
5.85% (3 Month USD LIBOR + 450 bps) due 04/17/23†††,1	997,500	988,611
Lytx, Inc.
8.10% (1 Month USD LIBOR + 675 bps) due 08/31/23†††,1	947,368	924,920
Cologix Holdings, Inc.
8.33% (1 Month USD LIBOR + 700 bps) due 03/20/25	750,000	754,372
Greenway Health LLC
5.58% (3 Month USD LIBOR + 425 bps) due 02/16/24	598,500	602,989

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 21

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0% (continued)

Technology – 6.4% (continued)
GlobalLogic Holdings, Inc.
5.83% (3 Month USD LIBOR + 450 bps) due 06/20/22	488,733	$ 488,733
Total Technology		30,274,975

Basic Materials – 2.6%
A-Gas Ltd.
6.08% (3 Month USD LIBOR + 475 bps) due 08/11/24†††,1	2,421,997	2,375,697
PetroChoice Holdings
6.42% (2 Month USD LIBOR + 500 bps) due 08/19/22	2,066,452	2,081,950
ICP Industrial, Inc.
5.24% (3 Month USD LIBOR + 400 bps) due 11/03/23	1,979,314	1,969,417
Niacet Corp.
5.83% (3 Month USD LIBOR + 450 bps) due 02/01/24	1,691,500	1,687,271
EP Minerals LLC
5.98% (3 Month USD LIBOR + 450 bps) due 08/20/20	1,547,919	1,549,854
Hoffmaster Group, Inc.
5.83% (3 Month USD LIBOR + 450 bps) due 11/21/23	1,095,500	1,102,347
Niacet B.V.
5.50% (3 Month EURIBOR + 450 bps) due 02/01/24	EUR 796,000	945,025
Big River Steel LLC
6.33% (3 Month USD LIBOR + 500 bps) due 08/23/23	500,000	503,750
Noranda Aluminum Acquisition Corp.
(Commercial Prime Lending Rate + 350 bps) due 02/28/19[6]	580,010	17,400
Total Basic Materials		12,232,711

Communications – 2.4%
Market Track LLC
5.58% (Commercial Prime Lending Rate + 325 bps) due 06/05/24	2,144,625	2,133,902
Anaren, Inc.
9.58% (3 Month USD LIBOR + 825 bps) due 08/18/21	1,000,000	990,000
5.83% (3 Month USD LIBOR + 450 bps) due 02/18/21	922,088	926,698
Dominion Web Solutions LLC
7.53% (1 Month USD LIBOR + 625 bps) due 06/15/24†††,1	1,879,904	1,849,436
Houghton Mifflin Co.
4.35% (1 Month USD LIBOR + 300 bps) due 05/28/21	1,740,084	1,613,928
Cengage Learning Acquisitions, Inc.
5.49% (1 Month USD LIBOR + 425 bps) due 06/07/23	1,685,939	1,603,513
TVC Albany, Inc.
5.30% (3 Month USD LIBOR + 400 bps) due 09/18/24	1,000,000	1,002,500
Proquest LLC
10.33% (1 Month USD LIBOR + 900 bps) due 12/15/22	492,000	476,625
5.10% (1 Month USD LIBOR + 375 bps) due 10/24/21	394,863	398,977
Mcgraw-Hill Global Education Holdings LLC
5.35% (1 Month USD LIBOR + 400 bps) due 05/04/22	497,481	497,750
Total Communications		11,493,329

See notes to financial statements.

22 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,3 – 40.0% (continued)

Utilities – 1.5%
Invenergy Thermal
6.83% (3 Month USD LIBOR + 550 bps) due 10/19/22	1,514,833	$ 1,423,943
Panda Power
7.83% (3 Month USD LIBOR + 650 bps) due 08/21/20	1,233,496	1,105,521
Lone Star Energy
5.60% (1 Month USD LIBOR + 425 bps) due 02/22/21	1,074,649	1,056,853
Bhi Investments LLC
10.08% (3 Month USD LIBOR + 875 bps) due 02/28/25	1,000,000	990,000
Panda Moxie Patriot
7.08% (3 Month USD LIBOR + 575 bps) due 12/19/20	891,000	859,815
Moss Creek Resources LLC
9.50% (1 Month USD LIBOR + 800 bps) due 04/07/22†††,1	777,778	768,056
Exgen Texas Power LLC
6.08% (3 Month USD LIBOR + 475 bps) due 09/18/21	1,120,573	692,660
Panda Temple II Power
7.33% (3 Month USD LIBOR + 600 bps) due 04/03/19	417,919	376,127
Total Utilities		7,272,975

Financial – 1.0%
American Stock Transfer & Trust
5.84% (3 Month USD LIBOR + 450 bps) due 06/26/20	1,442,475	1,444,883
Jane Street Group LLC
5.88% (2 Month USD LIBOR + 450 bps) due 08/25/22	1,250,000	1,259,375
Americold Realty Operating Partnership, LP
5.10% (1 Month USD LIBOR + 375 bps) due 12/01/22	1,141,756	1,151,747
Institutional Shareholder Services
5.11% (3 Month USD LIBOR + 375 bps) due 10/16/24	458,333	458,714
Acrisure LLC
6.27% (2 Month USD LIBOR + 500 bps) due 11/22/23	303,331	306,839
Total Financial		4,621,558

Energy – 0.8%
Cactus Wellhead
7.35% (1 Month USD LIBOR + 600 bps) due 07/31/20	1,959,730	1,936,860
PSS Companies
5.83% (3 Month USD LIBOR + 450 bps) due 01/28/20	1,838,387	1,700,508
Total Energy		3,637,368
Total Senior Floating Rate Interests
(Cost $190,755,903)		190,125,432

CORPORATE BONDS†† – 30.1%
Financial – 12.1%
Citigroup, Inc.
5.95% (3 Month USD LIBOR + 391 bps) [3,4]	4,000,000	4,310,000
6.25% (3 Month USD LIBOR + 452 bps) [3,4,7]	1,400,000	1,566,250

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 23

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

CORPORATE BONDS†† – 30.1% (continued)

Financial – 12.1% (continued)
Bank of America Corp.
6.50% (3 Month USD LIBOR + 417 bps) [3,4]	2,000,000	$ 2,275,200
6.10% (3 Month USD LIBOR + 390 bps) [3,4]	1,750,000	1,940,313
6.30% (3 Month USD LIBOR + 455 bps) [3,4]	1,000,000	1,140,400
Greystar Real Estate Partners LLC
5.75% due 12/01/25[8]	2,350,000	2,420,500
8.25% due 12/01/22[8]	1,550,000	1,645,914
QBE Insurance Group Ltd.
7.50% (USD 10 Year Swap Rate + 603 bps) due 11/24/43[3,7,8]	3,000,000	3,480,000
JPMorgan Chase & Co.
6.09% (3 Month USD LIBOR + 333 bps) [3,4,7]	1,750,000	1,932,656
6.00% (3 Month USD LIBOR + 330 bps) [3,4,7]	1,400,000	1,517,250
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	2,900,000	2,978,944
FBM Finance, Inc.
8.25% due 08/15/21[7,8]	2,500,000	2,668,750
Customers Bank
6.13% (3 Month USD LIBOR + 344 bps) due 06/26/29[3,9]	2,500,000	2,631,250
Citizens Financial Group, Inc.
5.50% (3 Month USD LIBOR + 396 bps) [3,4,7]	2,500,000	2,600,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,350,000	2,422,569
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[7,8]	1,075,000	1,104,562
7.25% due 08/15/24[8]	1,000,000	1,025,000
6.88% due 04/15/22[8]	200,000	203,250
NewStar Financial, Inc.
7.25% due 05/01/20[7]	2,100,000	2,178,750
CNB Financial Corp.
5.75% (3 Month LIBOR + 455 bps) due 10/15/26[3,9]	2,000,000	2,055,000
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[8]	1,955,566	2,029,920
Atlas Mara Ltd.
8.00% due 12/31/20	2,200,000	1,980,000
MetLife, Inc.
10.75% due 08/01/39[7]	850,000	1,423,750
9.25% due 04/08/38[8]	350,000	518,000
KeyCorp
5.00% (3 Month USD LIBOR + 361 bps)[3,4]	1,755,000	1,816,425
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[8]	1,165,000	1,182,475
Wells Fargo & Co.
5.88% (3 Month USD LIBOR + 399 bps)[3,4]	1,000,000	1,110,000
NFP Corp.
6.88% due 07/15/25[8]	1,000,000	1,017,500

See notes to financial statements.

24 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

CORPORATE BONDS†† – 30.1% (continued)

Financial – 12.1% (continued)
Lincoln Finance Ltd.
7.38% due 04/15/21[7,8]	800,000	$ 838,000
Pacific Beacon LLC
5.63% due 07/15/51[9]	707,020	676,117
GEO Group, Inc.
5.88% due 10/15/24[7]	600,000	621,000
Hospitality Properties Trust
5.25% due 02/15/26	500,000	538,611
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	546,495	534,138
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[7,8]	500,000	515,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	300,000	309,000
Goldman Sachs Group, Inc.
5.30% (3 Month USD LIBOR + 383 bps)[3,4]	250,000	266,750
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	200,000	204,500
Total Financial		57,677,744

Communications – 3.8%
Discovery Communications LLC
5.20% due 09/20/47[7]	4,500,000	4,456,343
MDC Partners, Inc.
6.50% due 05/01/24[7,8]	2,900,000	2,914,500
DISH DBS Corp.
7.75% due 07/01/26[7]	2,150,000	2,319,312
SFR Group S.A.
7.38% due 05/01/26[7,8]	2,225,000	2,241,421
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7,8]	2,150,000	2,144,625
Cengage Learning, Inc.
9.50% due 06/15/24[7,8]	1,900,000	1,700,500
EIG Investors Corp.
10.88% due 02/01/24[7]	900,000	996,750
TIBCO Software, Inc.
11.38% due 12/01/21[8]	750,000	815,625
CSC Holdings LLC
6.75% due 11/15/21[7]	500,000	537,500
Total Communications		18,126,576

Consumer, Cyclical – 3.3%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[7]	2,135,000	1,980,213
6.50% due 05/01/21[7]	429,000	406,477

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

CORPORATE BONDS†† – 30.1% (continued)

Consumer, Cyclical – 3.3% (continued)
WMG Acquisition Corp.
6.75% due 04/15/22[7,8]	2,130,000	$ 2,229,833
HP Communities LLC
6.16% due 09/15/53†††,9	1,000,000	1,117,584
6.82% due 09/15/53[9]	971,014	1,071,320
Exide Technologies
11.00% due 04/30/22[8]	2,255,576	1,939,796
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[8]	1,725,000	1,822,031
TVL Finance PLC
8.50% due 05/15/23	GBP 1,170,000	1,743,137
Nathan’s Famous, Inc.
6.63% due 11/01/25[8]	1,500,000	1,533,750
Titan International, Inc.
6.50% due 11/30/23	1,000,000	994,700
Williams Scotsman International, Inc.
7.88% due 12/15/22[8]	700,000	724,500
Total Consumer, Cyclical		15,563,341

Industrial – 3.1%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	4,000,000	3,995,242
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[7]	2,150,000	2,389,188
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7,8]	2,050,000	2,203,750
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[7]	1,800,000	1,813,500
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,1,9	1,724,784	1,523,364
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[8]	1,250,000	1,284,375
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7,8]	955,000	1,045,725
Tutor Perini Corp.
6.88% due 05/01/25[7,8]	400,000	425,160
Total Industrial		14,680,304

Energy – 2.7%
Hess Corp.
5.60% due 02/15/41[7]	1,550,000	1,614,493
6.00% due 01/15/40[7]	1,000,000	1,078,858
8.13% due 02/15/19	950,000	1,010,788
7.13% due 03/15/33	500,000	596,846
7.30% due 08/15/31	250,000	299,391

See notes to financial statements.

26 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

CORPORATE BONDS†† – 30.1% (continued)

Energy – 2.7% (continued)
Husky Energy, Inc.
4.00% due 04/15/24[7]	900,000	$ 936,282
3.95% due 04/15/22	600,000	621,237
TerraForm Power Operating LLC
6.37% due 02/01/23[8,10]	1,096,000	1,155,184
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[7]	1,000,000	1,045,000
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24[7]	1,000,000	1,025,561
CNX Resources Corp.
8.00% due 04/01/23	850,000	907,375
EQT Corp.
8.13% due 06/01/19[7]	800,000	866,475
Buckeye Partners, LP
4.35% due 10/15/24[7]	750,000	767,871
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23[7]	400,000	414,000
QEP Resources, Inc.
6.88% due 03/01/21	350,000	378,438
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[9,11]	1,216,133	170,259
Total Energy		12,888,058

Basic Materials – 2.5%
BHP Billiton Finance USA Ltd.
6.75% (USD 5 Year Swap Rate + 509 bps) due 10/19/75[3,7,8]	2,450,000	2,863,192
Yamana Gold, Inc.
4.95% due 07/15/24[7]	2,260,000	2,347,575
Eldorado Gold Corp.
6.13% due 12/15/20[7,8]	2,400,000	2,346,720
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[7,8]	1,600,000	1,700,000
GCP Applied Technologies, Inc.
9.50% due 02/01/23[8]	1,475,000	1,642,781
New Day Aluminum
10.00% due 10/28/20†††,1,12	957,374	957,374
Mirabela Nickel Ltd.
2.38% due 06/24/19	1,388,176	124,936
Total Basic Materials		11,982,578

Consumer, Non-cyclical – 1.3%
Albertsons Companies LLC / Safeway Incorporated / New Albertson’s Inc / Albertson’s LLC
6.63% due 06/15/24	2,400,000	2,268,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,600,000	1,684,000

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

CORPORATE BONDS†† – 30.1% (continued)

Consumer, Non-cyclical – 1.3% (continued)
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[7,8]	1,000,000	$ 1,071,250
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[8]	550,000	551,375
Beverages & More, Inc.
11.50% due 06/15/22[8]	550,000	506,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[8]	150,000	151,500
Total Consumer, Non-cyclical		6,232,125

Utilities – 0.6%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7,8]	1,425,000	1,482,000
Terraform Global Operating LLC
9.75% due 08/15/22[8]	1,150,000	1,270,750
Total Utilities		2,752,750

Technology – 0.3%
Ascend Learning LLC
6.88% due 08/01/25[8]	600,000	624,000
First Data Corp.
7.00% due 12/01/23[8]	500,000	530,000
Epicor Software
9.48% due 06/21/23†††,1	500,000	500,000
Total Technology		1,654,000

Diversified – 0.2%
HRG Group, Inc.
7.88% due 07/15/19	820,000	824,100

Oil & Gas – 0.2%
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	797,617	760,932
Total Corporate Bonds
(Cost $139,071,494)		143,142,508

ASSET-BACKED SECURITIES†† – 21.2%
Collateralized Loan Obligations – 14.4%
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.07% (3 Month USD LIBOR + 265 bps) due 11/15/29[3,8]	4,000,000	3,988,807
KVK CLO Ltd.
2014-2A, 6.11% (3 Month USD LIBOR + 475 bps) due 07/15/26[3,7,8]	3,000,000	2,796,020
2013-1A, 0.00% (WAC) due 01/15/28[3,8,13]	2,300,000	868,121
Flatiron CLO Ltd.
2013-1A, 4.95% (3 Month USD LIBOR + 360 bps) due 01/17/26[3,7,8]	3,300,000	3,315,580

See notes to financial statements.

28 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 21.2% (continued)

Collateralized Loan Obligations – 14.4% (continued)
Flagship CLO VIII Ltd.
2014-8A, 6.56% (3 Month USD LIBOR + 520 bps) due 01/16/26[3,7,8]	3,250,000	$ 3,215,086
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[7,8]	3,000,000	3,015,866
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[8]	2,000,000	2,007,363
2015-1A, 7.50% due 11/12/30[8]	1,000,000	1,005,306
Venture XVI CLO Ltd.
2014-16A, 4.81% (3 Month USD LIBOR + 345 bps) due 04/15/26[3,7,8]	3,000,000	2,999,980
Dryden 50 Senior Loan Fund
2017-50A due 07/15/30[8,13]	2,855,000	2,627,073
Newstar Commercial Loan Funding LLC
2017-1A, 6.43% (3 Month USD LIBOR + 510 bps) due 03/20/27[3,8]	2,000,000	1,988,862
2014-1A, 6.11% (3 Month USD LIBOR + 475 bps) due 04/20/25[3,8]	500,000	490,489
Golub Capital Partners CLO Ltd.
2017-16A, 4.37% (3 Month USD LIBOR + 300 bps) due 07/25/29[3,8]	1,500,000	1,494,506
2015-25A, 5.04% (3 Month USD LIBOR + 365 bps) due 08/05/27[3,8]	1,000,000	979,566
Jamestown CLO III Ltd.
2013-3A, 4.66% (3 Month USD LIBOR + 330 bps) due 01/15/26[3,7,8]	2,250,000	2,255,303
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 5.90% (3 Month USD LIBOR + 455 bps) due 10/15/26[3,8]	2,000,000	2,009,726
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[13]	2,399,940	1,995,775
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.32% (3 Month USD LIBOR + 500 bps) due 10/10/26[3,8]	2,000,000	1,974,960
Carlyle Global Market Strategies CLO Ltd.
2012-3A due 10/04/28[8,13]	2,600,000	1,955,918
OHA Credit Partners IX Ltd.
2013-9A due 10/20/25[8,13]	2,000,000	1,758,849
Cent CLO 19 Ltd.
2013-19A, 4.68% (3 Month USD LIBOR + 330 bps) due 10/29/25[3,7,8]	1,750,000	1,750,211
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 4.96% (3 Month USD LIBOR + 360 bps) due 10/22/26[3,8]	1,750,000	1,743,003
Mountain Hawk II CLO Ltd.
2013-2A, 4.51% (3 Month USD LIBOR + 315 bps) due 07/22/24[3,8]	1,750,000	1,704,236
Treman Park CLO Ltd.
2015-1A due 04/20/27[8,13]	2,000,000	1,694,936
Babson CLO Ltd.
2014-IA due 07/20/25[8,13]	3,000,000	1,472,459
2012-2A due 05/15/23[8,13]	2,000,000	24,222
Great Lakes CLO Ltd.
2015-1A, 5.11% (3 Month USD LIBOR + 375 bps) due 07/15/26[3,8]	1,500,000	1,462,849
Atlas Senior Loan Fund II Ltd.
2012-2A due 01/30/24[8,13]	2,600,000	1,382,687

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 21.2% (continued)

Collateralized Loan Obligations – 14.4% (continued)
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.62% (3 Month USD LIBOR + 425 bps) due 07/25/25[3,8]	750,000	$ 721,650
2014-1A, 5.97% due 07/25/25[8]	500,000	502,231
Ares XXVI CLO Ltd.
2013-1A due 04/15/25[8,13]	3,700,000	1,214,487
Finn Square CLO Ltd.
2012-1A due 12/24/23[8,13]	2,500,000	1,067,965
Marathon CLO V Ltd.
2013-5A due 11/21/27[8,13]	2,266,667	1,027,915
Great Lakes CLO 2014-1 Ltd.
2014-1A due 10/15/29[8,13]	1,153,846	1,020,730
Kingsland VI Ltd.
2013-6A, 5.03% (3 Month USD LIBOR + 365 bps) due 10/28/24[3,8]	1,000,000	1,014,053
Hunt CRE Ltd.
2017-FL1, 4.55% (1 Month USD LIBOR + 330 bps) due 08/15/34[3,8]	1,000,000	1,008,000
Ladder Capital Commercial Mortgage Corp.
2017-FL1, 4.85% (1 Month USD LIBOR + 360 bps) due 09/15/34[3,8]	1,000,000	1,001,734
Cent CLO 16, LP
2014-16A, 5.63% (3 Month USD LIBOR + 425 bps) due 08/01/24[3,8]	1,000,000	1,001,339
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.51% (3 Month USD LIBOR + 415 bps) due 10/15/23[3,8]	1,000,000	995,022
Garrison Funding Ltd.
2016-2A, 5.44% (3 Month USD LIBOR + 400 bps) due 09/29/27[3,8]	1,000,000	988,558
Venture XIII CLO Ltd.
2013-13A due 09/10/29[8,13]	1,500,000	934,434
Dryden 37 Senior Loan Fund
2015-37A due 01/15/31[8,13]	1,050,000	805,175
West CLO Ltd.
2013-1A due 11/07/25[8,13]	1,350,000	687,196
Marathon CLO Ltd.
due 02/21/25[13]	1,300,000	589,540
Keuka Park CLO Ltd.
2013-1A due 10/21/24[8,13]	1,474,435	134,346
Total Collateralized Loan Obligations		68,692,134

Transport-Aircraft – 4.4%
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[8]	2,886,300	2,940,701
2014-1, 7.38% (WAC) due 12/15/29[3]	2,722,693	2,722,693
2016-2, 7.87% due 11/15/41	2,053,854	2,059,849
2016-1A, 9.20% due 03/17/36[8]	1,896,441	1,898,485
2014-1, 5.13% (WAC) due 12/15/29[3]	1,361,346	1,357,137
2016-2, 5.93% due 11/15/41	909,099	910,923

See notes to financial statements.

30 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 21.2% (continued)

Transport-Aircraft – 4.4% (continued)
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[8]	1,900,000	$ 1,904,581
ECAF I Ltd.
2015-1A, 5.80% due 06/15/22[9]	1,710,678	1,703,961
Rise Ltd.
6.50% due 02/12/39	1,571,672	1,594,013
Stripes Aircraft Ltd.
2013-1 A1, 4.78% due 03/20/23†††	1,502,183	1,472,755
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[8]	1,187,458	1,203,112
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[9]	645,245	620,503
Airplanes Pass Through Trust
2001-1A, 1.78% (1 Month USD LIBOR + 55 bps) due 03/15/19[3,9]	7,719,360	542,401
BBAM Acquisition Finance
5.38% due 09/17/18	113,431	112,864
Total Transport-Aircraft		21,043,978

Whole Business – 1.1%
TSGE 2017-1
6.25% due 09/25/31†††,1	5,000,000	5,038,578

Collateralized Debt Obligations – 1.0%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[8]	3,000,000	3,095,464
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[8]	1,000,000	1,009,859
Highland Park CDO I Ltd.
2006-1A, 1.86% (3 Month USD LIBOR + 40 bps) due 11/25/51[3,9]	697,221	666,344
Total Collateralized Debt Obligations		4,771,667

Financial – 0.3%
NCBJ 2015-1 A
5.88% due 07/08/22†††	1,434,932	1,437,803
Total Asset-Backed Securities
(Cost $105,544,171)		100,984,160

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

U.S. GOVERNMENT SECURITIES†† – 6.6%

U.S. Treasury Bills
0.99% due 12/21/17[7,14]	3,400,000	$ 3,397,974
1.17% due 01/25/18[7,14]	3,300,000	3,294,278
1.06% due 01/18/18[7,14]	3,200,000	3,195,232
0.96% due 12/07/17[7,14]	3,000,000	2,999,520
1.03% due 01/04/18[7,14]	3,000,000	2,996,883
1.02% due 01/18/18[7,14]	2,600,000	2,596,126
1.05% due 12/14/17[7,14]	2,500,000	2,499,156
1.18% due 02/08/18[7,14]	2,500,000	2,494,322
1.26% due 03/01/18[7,14]	2,500,000	2,492,195
1.02% due 01/11/18[7,14]	1,600,000	1,597,968
1.15% due 01/11/18[7,14]	1,500,000	1,498,095
1.06% due 01/11/18[7,14]	1,100,000	1,098,603
1.04% due 12/14/17[7,14]	1,000,000	999,663
Total U.S. Government Securities
(Cost $31,160,721)		31,160,015

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 2.1%
Military Housing – 1.3%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[8]	3,500,000	3,866,261
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[9]	1,904,201	1,908,816
2007-AET2, 6.06% due 10/10/52[9]	483,182	512,888
Total Military Housing		6,287,965

Residential Mortgage Backed Securities – 0.8%
LSTFV
2017-1A, 3.74% due 04/01/20†††	2,370,621	2,349,363
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37	1,355,423	672,492
2006-6, 5.75% due 01/25/37	562,862	286,454
Nomura Resecuritization Trust
2012-1R, 1.38% (1 Month USD LIBOR + 44 bps) due 08/27/47[3,8]	208,102	208,072
Total Residential Mortgage Backed Securities		3,516,381
Total Collateralized Mortgage Obligations
(Cost $10,064,475)		9,804,346

FOREIGN GOVERNMENT BONDS†† – 1.2%
Senegal Government International Bond
6.25% due 05/23/33[7,8]	2,105,000	2,195,767
Dominican Republic International Bond
6.85% due 01/27/45[7,8]	1,620,000	1,818,450
Kenya Government International Bond
6.88% due 06/24/24[8]	1,535,000	1,620,285
Total Foreign Government Bonds
(Cost $5,374,808)		5,634,502

See notes to financial statements.

32 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2017

	Face
	Amount~	Value

MUNICIPAL BONDS†† – 0.7%

Illinois – 0.5%
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/40	2,350,000	$ 2,466,137

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority Revenue Bonds
1.41% (3 Month USD LIBOR + 52 bps) due 07/01/29[3]	1,000,000	837,500
Total Municipal Bonds
(Cost $2,880,735)		3,303,637

Senior Fixed Rate Interests – 0.2%
Consumer Non-cyclical – 0.2%
Hanger, Inc.
11.50% due 08/01/19	1,000,000	1,012,500
Total Senior Fixed Rate Interests
(Cost $988,601)		1,012,500
Total Investments – 105.4%
(Cost $502,626,974)		$ 501,160,243

	Contracts	Value

CALL OPTIONS WRITTEN†,* – (0.5)%
Call options on:
S&P 500 Index Expiring December 2017 with strike price of $2,580.00
(Notional Value $67,513,290)	300	$ (2,169,000)
Total Call Options Written
(Premiums received $701,388)		(2,169,000)
Other Assets & Liabilities, net – (4.9)%		(23,124,076)
Total Net Assets – 100.0%		$ 475,867,167

FUTURES CONTRACTS†
			Notional	Unrealized
Description	Contracts	Expiration date	Amount	Gain

EQUITY FUTURES CONTRACTS PURCHASED
S&P 500 Index Mini Futures Contracts	601	Dec 2017	$79,527,325	$ 4,522,288

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
						Net
					Value at	Unrealized
			Settlement	Settlement	November 30,	Appreciation/
Counterparty	Contracts to Sell	Currency	Date	Value	2017	(Depreciation)
Bank of America	855,000	EUR	12/12/17	$ 996,976	$ 1,018,294	$ (21,318)
Barclays	6,846,000	GBP	12/12/17	9,011,018	9,263,553	(252,535)
						$ (273,853)

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

						Net
					Value at	Unrealized
			Settlement	Settlement	November 30,	Appreciation/
Counterparty	Contracts to Buy	Currency	Date	Value	2017	(Depreciation)
Goldman Sachs	50,000	GBP	12/12/17	$ (66,004)	$ 67,657	$ 1,653

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 6.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 6.
†††	Value determined based on Level 3 inputs — See Note 6.
1	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts to $32,200,653, (cost $34,883,445) or 6.8% of total net assets.
2	Affiliated issuer.
3
Variable rate security. Rate indicated is the rate effective at November 30, 2017. In some instances, the underlying reference rate shown is below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Perpetual maturity.
5	Rate indicated is the 7 day yield as of November 30, 2017.
6	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
7
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of November 30, 2017, the total value of securities segregated was $107,872,677.

8
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $147,318,333 (cost $143,896,492), or 31.0% of total net assets.

9
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $15,199,807 (cost $21,394,300), or 3.2% of total net assets. See Note 12.

10	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective at November 30, 2017.
11	Security is in default of interest and/or principal obligations.
12	Payment-in-kind security.
13	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
14	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
See notes to financial statements.

34 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

bps	Basis Points
plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
EURIBOR	European Interbank Offered Rate

See Sector Classification in Other Information section.

Country Diversification

% of Long-Term
Country	Investments
United States	97.8%
United Kingdom	1.8%
Niger	0.2%
Netherlands	0.2%
Total Long-Term Investments	100.0%

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 6 in the Notes to Financial Statements):

			Level 2		Level 3
			Significant		Significant
Investments in	Level 1	Level 1 –	Observable	Level 2 –	Unobservable
Securities (Assets)	Quoted Prices	Other*	Inputs	Other*	Inputs	Total
Asset-Backed Securities	$–	$–	$93,035,024	$–	$7,949,136	$100,984,160
Collateralized Mortgage
Obligations	–	–	7,454,983	–	2,349,363	9,804,346
Common Stocks	1,061,225	–	83,445	–	454,457	1,599,127
Corporate Bonds	–	–	131,309,068	–	11,833,440	143,142,508
Forward Foreign Currency
Exchange Contracts	–	–	–	1,653	–	1,653
Equity Futures Contracts	–	4,522,288	–	–	–	4,522,288
Foreign Government Bonds	–	–	5,634,502	–	–	5,634,502
Money Market Fund	8,539,729	–	–	–	–	8,539,729
Municipal Bonds	–	–	3,303,637	–	–	3,303,637
Preferred Stocks	1,088,640	–	4,743,875	–	–	5,832,515
Senior Fixed Rate Interests	–	–	1,012,500	–	–	1,012,500
Senior Floating Rate Interests	–	–	166,398,552	–	23,726,880	190,125,432
U.S. Government Securities	–	–	31,160,015	–	–	31,160,015
Warrants	–	–	21,772	–	–	21,772
Total Assets	$10,689,594	$4,522,288	$444,157,373	$1,653	$46,313,276	$505,684,184

			Level 2		Level 3
			Significant		Significant
Investments in	Level 1	Level 1 –	Observable	Level 2 –	Unobservable
Securities (Liabilities)	Quoted Prices	Other*	Inputs	Other*	Inputs	Total
Forward Foreign Currency
Exchange Contracts	$–	$–	$–	$273,853	$–	$273,853
Options Written	2,169,000	–	–	–	–	2,169,000
Unfunded Loans	–	–	–	–	768,178	768,178
Reverse Repurchase Agreements	–	–	58,703,049	–	–	58,703,049
Total Liabilities	$2,169,000	$–	$58,703,049	$273,853	$768,178	$61,914,080

*	Other financial instruments include futures contracts and/or forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
See notes to financial statements.

36 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

The following is a summary of the significant unobservable input used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy.

Ending Balance		Valuation	Unobservable
Category	at 11/30/17	Technique	Inputs	Input Values
Assets:
Asset Backed Securities	$ 5,038,578	Model Price	Market Comparable Yields	6.3%
Asset Backed Securities	1,472,755	Option Adjusted Spread off	Indicative Quote	–
		the prior month end broker
		mark over the 3 month LIBOR
Asset Backed Securities	1,437,803	Option Adjusted Spread	Indicative Quote for	–
			Comparable Security
Collateralized Mortgage	2,349,363	Option Adjusted Spread off	Indicative Quote	–
Obligations		the prior month end broker
		mark over the 3 month LIBOR
Common Stocks	454,457	Enterprise Value	Valuation Multiple	8.9x-14.6x
Corporate Bonds	8,852,702	Option Adjusted Spread off	Indicative Quote	–
		the prior month end broker
		mark over the 3 month LIBOR
Corporate Bonds	2,023,364	Model Price	Market Comparable Yields	5.7%-9.2%
Corporate Bonds	957,374	Enterprise Value	Valuation Multiple	3.0x
Senior Floating	17,851,700	Model Price	Purchase Price	–
Rate Interests
Senior Floating	4,272,409	Model Price	Market Comparable Yields	5.8%-6.3%
Rate Interests
Senior Floating	1,602,771	Enterprise Value	Valuation Multiple	7.3x-9.8x
Rate Interests
Total Assets	$ 46,313,276

Liabilities:
Unfunded Loan	$ 768,718	Model Price	Purchase Price	–
Commitments

Significant changes in an indicative quote, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
As of November 30, 2017, the Fund had securities with a total value of $7,763,532 transfer from Level 3 to Level 2 due to availability of market price information at period end and had securities with a total value of $1,977,128 transfer from Level 2 to Level 3 due to lack of observable inputs.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2017:
			Assets				Liabilities
		Senior					Unfunded
	Asset	Floating		Collateralized			Loan
	Backed	Rate	Corporate	Mortgage	Common	Total	Commit-
	Security	Interests	Bond	Obligations	Stocks	Assets	ments
Beginning Balance	$5,047,131	$20,110,736	$9,934,194	$–	$911,926	$36,003,987	$(812,983)
Purchases/Receipts	5,000,000	8,862,564	4,027,873	2,516,181	–	20,406,618	176,484
Sales, maturities
and paydowns/
Fundings	(458,045)	(3,327,575)	(179,643)	(161,389)	–	(4,126,652)	(297,588)
Total realized gains
or losses included
in earnings	(2,613,000)	(605,139)	(274)	–	(1,911,580)	(5,129,993)	146,423
Total change in
unrealized gains
or losses included
in earnings	2,679,927	710,821	106,290	(5,429)	1,454,111	4,945,720	19,486
Transfers into
Level 3	–	1,977,128	–	–	–	1,977,128	–
Transfers out of
Level 3	(1,706,877)	(4,001,655)	(2,055,000)	–	–	(7,763,532)	–
Ending Balance	$7,949,136	$23,726,880	$11,833,440	$2,349,363	$454,457	$46,313,276	$(768,178)
Net Change in
unrealized
appreciation
(depreciation)
for investments
in securities
still held at
November 30,
2017	$46,554	$(6,247)	$102,255	$(8,777)	$(457,077)	$(323,292)	$102,190

See notes to financial statements.

38 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

Affiliated Transactions
The Fund had the following transactions with affiliated funds during the period ended November 30, 2017:
				Realized
	Value			Gain	Change in	Value	Shares	Investment
Security Name	5/31/17	Additions	Reductions	(Loss)	Unrealized	11/30/17	11/30/17	Income
Aspect Software Parent, Inc.	$225,037	$–	$–	$–	$(128,080)	$96,957	15,032	$–
Aspect Software Parent, Inc.	609,980	–	–	–	(347,172)	262,808	40,745	–
Aspect Software, Inc.
11.78% due 05/25/18	437,500	171,875	–	–	–	609,375	609,375	31,977
Aspect Software, Inc.
11.85% due 05/25/20	903,975	–	(11,545)	–	(4,444)	887,986	894,696	51,274
Targus Group International
Equity, Inc.	20,113	–	–	–	5,180	25,293	13,409	–
Targus Group International,
Inc. 14.00% due 05/24/16	–	–	–	–	–	–	155,450	–
Targus Group International,
Inc. 15.00% due 12/31/19	64,198	3,389	(67,587)	–	–	–	–	3,152
	$2,260,803	$175,264	$(79,132)	$–	$(474,516)	$1,882,419		$86,403

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 39

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2017

ASSETS:
Investments in unaffiliated issuers, at value (cost $499,500,975)	$499,277,824
Investments in affiliated issuers, at value (cost $3,125,999)	1,882,419
Cash	1,558,724
Restricted cash	1,513,469
Variation margin on futures	643,070
Foreign currency, at value (cost $40,341)	40,341
Unrealized appreciation on forward foreign currency exchange contracts	1,653
Receivables:
Investments sold	42,017,440
Interest	4,234,299
Fund shares sold	589,379
Dividends	6,875
Tax reclaims	6,456
Other assets	6,277
Total assets	551,778,226
LIABILITIES:
Reverse repurchase agreements (Note 7)	58,703,049
Borrowings	2,004,955
Options written, at value (proceeds $701,388)	2,169,000
Unfunded loan commitments, at value (Note 11)(Commitment fees received $1,097,661)	768,178
Due to broker	713,000
Unrealized depreciation on forward foreign currency exchange contracts	273,853
Interest payable on borrowings	4,939
Payable for:
Investments purchased	9,447,063
Offering costs	777,222
Investment advisory fees	458,560
Excise tax	338,000
Professional fees	108,573
Trustees’ fees and expenses*	24,176
Accrued expenses and other liabilities	120,491
Total liabilities	75,911,059
NET ASSETS	$475,867,167
NET ASSETS CONSIST OF:
Common stock, $0.01 par value per share; unlimited number of shares authorized,
24,123,429 shares issued and outstanding	$241,234
Additional paid-in capital	473,039,892
Distributions in excess of net investment income	(19,335,377)
Accumulated net realized gain on investments	20,275,353
Net unrealized appreciation on investments	1,646,065
NET ASSETS	$475,867,167
Net asset value	$19.73

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

40 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF OPERATIONS	November 30, 2017
For the Six Months Ended November 30, 2017 (Unaudited)

INVESTMENT INCOME:
Interest from securities of unaffiliated issuers, net of foreign taxes withheld of $9,870	$19,331,031
Interest from securities of affiliated issuers	86,403
Dividends	163,113
Total investment income	19,580,547
EXPENSES:
Investment advisory fees	2,625,587
Interest expense	793,609
Excise tax expense	338,000
Professional fees	97,913
Trustees’ fees and expenses*	70,242
Fund accounting fees	62,397
Administration fees	59,439
Printing fees	42,662
Registration and filing fees	13,798
Transfer agent fees	10,065
Custodian fees	33,978
Insurance	5,231
Miscellaneous	1,351
Total expenses	4,154,272
Net investment income	15,426,275
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,386,835
Foreign currency transactions	(257,367)
Forward foreign currency contracts	117,936
Options written	(1,883,476)
Options purchased	(1,974,533)
Futures contracts	3,861,711
Net realized gain	5,251,106
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,355,650)
Investments in affiliated issuers	(474,516)
Foreign currency translations	47,882
Forward foreign currency contracts	(291,702)
Options written	(1,510,860)
Options purchased	487,177
Futures contracts	3,207,760
Net change in unrealized appreciation (depreciation)	(889,909)
Net realized and unrealized gain	4,361,197
Net increase in net assets resulting from operations	$19,787,472

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 41

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2017

	Period Ended
November 30, 2017		Year Ended
	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,426,275	$30,341,818
Net realized gain on investments	5,251,106	24,731,907
Net change in unrealized appreciation (depreciation) on investments	(889,909)	27,165,408
Net increase in net assets resulting from operations	19,787,472	82,239,133
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,354,283)	(40,937,408)
Capital gains	–	(129,983)
Total distributions to shareholders	(24,354,283)	(41,067,391)
SHAREHOLDER TRANSACTIONS:
Net proceeds from shares issued through at-the-market offering	68,453,706	56,491,012
Reinvestments	1,939,598	2,898,572
Common share offering costs charged to paid-in capital	(424,028)	(342,808)
Net increase in net assets resulting from shareholder transactions	69,969,276	59,046,776
Net increase in net assets	65,402,465	100,218,518
NET ASSETS:
Beginning of period	410,464,702	310,246,184
End of period	$475,867,167	$410,464,702
Distributions in excess of net investment income at end of period	$(19,335,377)	$(10,407,369)

See notes to financial statements.

42 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF CASH FLOWS	November 30, 2017
For the Six Months Ended November 30, 2017 (Unaudited)

Cash Flows from Operating Activities:
Net Increase in net assets resulting from operations	$19,787,472
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to
Net Cash Provided by Operating and Investing Activities:
Net change in unrealized (appreciation) depreciation on investments	2,830,166
Net change in unrealized (appreciation) depreciation on foreign currency translations	(47,882)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	291,702
Net change in unrealized (appreciation) depreciation on options written	1,510,860
Net change in unrealized (appreciation) depreciation on options purchased	(487,177)
Net realized gain on investments	(5,386,835)
Net realized loss on options written	1,883,476
Net realized loss on options purchased	1,974,533
Net accretion of discount and amortization of premium	(898,902)
Purchase of long-term investments	(143,640,671)
Paydowns received on mortgage and asset-backed securities and bonds	53,062,965
Proceeds from options written	5,724,218
Cost of closing options written	(5,723,163)
Proceeds from sales of long-term investments	105,795,192
Other payments	96,933
Net sales of short-term investments	638,226
Decrease in dividends receivable	65,220
Increase in interest receivable	(177,559)
Increase in investments sold receivable	(30,841,479)
Increase in tax reclaims receivable	(2,531)
Increase in variation margin	(634,655)
Increase in other assets	(5,706)
Decrease in investments purchased payable	(5,171,568)
Decrease in due to broker	(575,000)
Commitment fees received and repayments of unfunded commitments	320,785
Loan commitment fundings	(178,608)
Increase in excise tax payable	338,000
Increase in trustees’ fees and expenses* payable	1,337
Increase in accrued expenses and other liabilities	10,299
Decrease in investment advisory fees payable	(4,376)
Decrease in interest payable on borrowings	(376,185)
Net Cash Provided by Operating and Investing Activities	179,087
Cash Flows From Financing Activities:
Net proceeds from the issuance of common shares	67,864,327
Distributions to common shareholders	(22,414,685)
Proceeds from reverse repurchase agreements	189,884,704
Payments made on reverse repurchase agreements	(222,606,474)
Payments made on borrowings	(14,700,000)
Offering costs in connection with the issuance of common shares	(97,630)
Net Cash Used in Financing Activities	(2,069,758)
Net decrease in cash	(1,890,671)
Cash at Beginning of Period (including foreign currency and restricted cash)	5,003,205
Cash at End of Period (including foreign currency and restricted cash)	$3,112,534
Supplemental Disclosure of Cash Flow Information: Cash paid during the period for interest	$1,169,794
Supplemental Disclosure of Non Cash Financing Activity: Dividend reinvestment	$1,939,598
Supplemental Disclosure of Non Cash Operating Activity: Additional principal
received on payment-in-kind bonds	$33,200

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 43

FINANCIAL HIGHLIGHTS	November 30, 2017

	Period Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2017	2016	2015	2014	2013

Per Share Data:
Net asset value, beginning of period	$ 19.78	$ 17.50	$ 19.61	$ 20.56	$ 20.95	$ 19.00
Income from investment operations:
Net investment income(a)	0.69	1.61	1.40	1.28	1.44	1.68
Net gain (loss) on investments (realized and unrealized)	0.35	2.86	(1.33)	(0.05)	0.35	2.22
Total from investment operations	1.04	4.47	0.07	1.23	1.79	3.90
Less distributions:
From and in excess of net investment income	(1.09)	(2.18)	(1.82)	(1.42)	(1.82)	(1.78)
Capital gains	–	(0.01)	(0.36)	(0.76)	(0.36)	(0.17)
Total distributions to shareholders	(1.09)	(2.19)	(2.18)	(2.18)	(2.18)	(1.95)
Net asset value, end of period	$ 19.73	$ 19.78	$ 17.50	$ 19.61	$ 20.56	$ 20.95
Market value, end of period	$ 21.60	$ 20.94	$ 17.61	$ 21.21	$ 21.83	$ 21.91

Total Return(b)
Net asset value	5.33%	26.76%	0.80%	6.39%	9.20%	21.37%
Market value	8.80%	33.33%	-6.07%	8.08%	10.71%	14.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 475,867	$ 410,465	$ 310,246	$ 342,988	$ 318,001	$ 286,471
Ratio to average net assets applicable to Common Shares:
Net investment income, including interest expense	6.98%(h)	8.55%	7.79%	6.44%	7.07%	8.30%
Total expenses, including interest expense(c)(d)	1.80%(h)	2.35%	2.38%	2.16%	2.28%	2.47%
Portfolio turnover rate	22%	41%	116%	86%	95%	165%

See notes to financial statements.

44 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

	Period Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2017	2016	2015	2014	2013
Senior Indebtedness
Borrowings-committed facility agreement (in thousands)	$2,005	$16,705	$9,355	$45,489	$60,789	$56,099
Asset coverage per $1,000 of borrowings(e)	$267,625	$31,044	$48,121	$11,063	$7,476	$7,167
Reverse repurchase agreements (in thousands)(f)	$58,703	$91,425	$130,570	$114,758	$75,641	$59,474
Total borrowings and reverse repurchase agreements outstanding
(in thousands)	$60,708	$108,130	$139,925	$160,247	$136,430	$115,573
Asset coverage per $1,000 of indebtedness(g)	$8,839	$4,796	$3,217	$3,140	$3,331	$3,479

(a)   Based on average shares outstanding.
(b)   Total return is calculated assuming a purchase of a common share made at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total return does not reflect brokerage commission. A return calculated for a period of less than one year is not annualized.
(c)   The ratios of total expenses to average net assets applicable to common shares do not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratios, the expense ratios would increase by 0.02%,0.03%,0.03% and 0.05% for the years ended May 2016,2015,2014 and 2013, respectively.
(d)   Excluding interest expense, the operating expense ratios for the period ended November 30,2017 and for the years ended May 31 would be:
November 30,
2017	2017	2016	2015	2014	2013
1.45%	1.62%	1.74%	1.72%	1.78%	1.81%

(e)   Calculated by subtracting the Fund’s total liabilities (not including the borrowings or reverse repurchase agreements) from the Fund’s total assets and dividing by the borrowings.
(f)    As a result of the Fund having earmarked or segregated cash or liquid securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the 1940 Act.
(g)   Calculated by subtracting the Fund’s total liabilities (not including the borrowings or reverse repurchase agreements) from the Fund’s total assets and dividing by the total borrowings and reverse repurchase agreements.
(h)   Annualized.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2017

Note 1 – Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.
Note 2 – Significant Accounting Policies:
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the

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last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.
Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Financial futures contracts are valued at 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

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Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income.
(c) Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
(d) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency

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exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in foreign currency transactions.
(e) Distributions to Shareholders
The Fund declares and pays monthly distributions to common shareholders. These distributions consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term capital gains are distributed annually to common shareholders. To the extent distributions exceed taxable income, the excess will be deemed a return of capital.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
(f) Restricted Cash
A portion of cash on hand relates to collateral received by the Fund for repurchase agreements and futures contracts. This amount is presented on the Statement of Assets and Liabilities as Restricted Cash.
(g) U.S. Government Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
(h) Swaps
A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into swap agreements to manage its exposure to interest rates and/or credit risk or to generate income. Swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. Upon termination of a swap agreement, a payable to or receivable from swap counterparty is established on the Statement of Assets and Liabilities to reflect the net gain/loss, including interest income/expense, on terminated swap positions. The line item is removed upon settlement according to the terms of the swap agreement.
Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gain (loss) and, in the case of accruals for periodic payments, are included as part of unrealized appreciation (depreciation) on the Statement of Operations.
As of November 30, 2017, the Fund had no swap contracts outstanding.

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(i) Covered Call Options and Put Options
When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as written options on the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If an option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.
When a call option is purchased, the Fund obtains the right (but not the obligation) to buy the underlying instrument at the strike price at anytime during the option period. When a put option is purchased, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at the strike price at anytime during the option period. When the Fund purchases an option, an amount equal to the premium paid by the Fund is reflected as an asset and subsequently marked-to-market to reflect the current market value of the option purchased. Purchased options are included with Investments on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on purchased options are included with Investments on the Statement of Operations.
(j) Futures Contracts
Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(k) Indemnifications
Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Note 3 – Financial Instruments and Derivatives:
As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in

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the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund may utilize derivatives for the following purposes:
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if the fair value of the underlying security declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The following table represents the Fund’s use, and volume of call/put options purchased on a quarterly basis:
Use	Average Number of Contract
Hedge	8,301

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The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
The following table represents the Fund’s use, and volume of options written on a quarterly basis:
Use	Average Number of Contracts
Hedge	3,199

Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.
The following table represents the Fund's use and volume of futures on a quarterly basis:
	Average Notional
Use	Long	Short
Hedge	$76,736,938	$–

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

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The following table represents the Fund’s use, and volume of forward foreign currency exchange contracts on a quarterly basis:
	Average Settlement
Use	Purchased	Sold
Hedge	$33,829	$10,042,236

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Fund's Statement of Assets and Liabilities as of November 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on	Unrealized depreciation on
	forward foreign currency	forward foreign currency
	exchange contracts	exchange contracts
Equity contracts	Variation margin	Options written,
at value

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at November 30, 2017:
Primary Risk Exposure	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Equity risk	Unrealized appreciation		Unrealized depreciation
	on futures contracts *	$4,522,288	on futures contracts*	$ –
Equity risk	Options Purchased	–	Options Written	2,169,000
Foreign exchange risk	Unrealized appreciation		Unrealized depreciation
	on forward foreign		on forward foreign
	currency exchange		currency exchange
	contracts	1,653	contracts	273,853
Total		$4,523,941		$2,442,853

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund's Statement of Operations for the period ended November 30, 2017:
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign
currency exchange contracts
Net change in unrealized appreciation
(depreciation) on forward foreign currency
exchange contracts

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Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation
(depreciation) on futures contracts
Net realized gain (loss) on options purchased
Net change in unrealized appreciation
(depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation
(depreciation) on options written

The following is a summary of the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended November 30, 2017:
Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations

Forward
Foreign
Currency
Primary Risk	Purchased	Written	Exchange	Futures
Exposure	Options	Options	Contracts	Contracts	Total
Equity risk	$ (1,974,533)	$ (1,883,476)	$ –	$ 3,861,711	$ 3,702
Foreign
exchange risk	–	–	117,936	–	117,936
Total	$ (1,974,533)	$ (1,883,476)	$ 117,936	$ 3,861,711	$ 121,638

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Forward
Foreign
Currency
Primary Risk	Purchased	Written	Exchange	Futures
Exposure	Options	Options	Contracts	Contracts	Total

Equity risk	$ 487,177	$ (1,510,860)	$ –	$ 3,207,760	$ 2,184,077
Foreign
exchange risk	–	–	(291,702)	–	(291,702)
Total	$ 487,177	$ (1,510,860)	$ (291,702)	$ 3,207,760	$ 1,892,375

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

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Note 4 –Offsetting:
In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP:

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Net Amounts
		Gross Amounts	of Assets	Gross Amounts Not Offset
	Gross	Offset in the	Presented in the	in the Statement of
	Amounts of	Statements of	Statements of	Assets and Liabilities
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Assets[1]	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward foreign
currency
exchange
contracts	$ 1,653	$ –	$ 1,653	$ –	$–	$ 1,653

Net Amounts
		Gross Amounts	of Liabilities	Gross Amounts Not Offset
	Gross	Offset in the	Presented in the	in the Statement of
	Amounts of	Statements of	Statements of	Assets and Liabilities
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Liabilities[1]	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Reverse
Repurchase
Agreements	$ 58,405,783	$ –	$ 58,405,783	$ (58,405,783)	$–	$ –
Forward foreign
currency
exchange
contracts	273,853	–	273,853	–	–	(273,853)

1 Exchange-traded options and futures are excluded from these reported amounts.
The following table presents deposits held by others in connection with derivative investments as of November 30, 2017. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Fund has the right to offset these deposits against any related liabilities outstanding with each counterparty.
Counterparty	Asset Type	Cash Pledged	Cash Received
Morgan Stanley	Equity Futures Contracts	$1,513,469	$ –
Citigroup	Reverse Repurchase Agreements	–	258,000
Nomura Group	Reverse Repurchase Agreements	–	455,000
Total		$1,513,469	$713,000

Note 5 –Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or “Sub-Adviser”), provides personnel including certain officers required for the Fund’s administrative management and compensates the officers and trustees of the Fund who are affiliates of the Adviser. As compensation for these services, the Fund pays the Adviser a fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily managed assets (net assets applicable to common shareholders plus any assets attributable to financial leverage).

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Pursuant to a Sub-Advisory Agreement among the Fund, the Adviser and GPIM, GPIM under the supervision of the Fund’s Board and the Adviser, provides a continuous investment program for the Fund’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are GPIM’s affiliates. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, in an annual amount equal to 0.50% of the Fund’s average daily managed assets.
For purposes of calculating the fees payable under the foregoing agreements, average daily managed assets means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. Total assets means all of the Fund’s assets and is not limited to its investment securities. Accrued liabilities means all of the Fund’s liabilities other than borrowings for investment purposes.
Certain officers of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers who are officers, directors and/or employees of the aforementioned firms.
GFIA engages external service providers to perform other necessary services for the Fund, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.
MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator and accounting agent. As administrator and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. The Bank of New York (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily managed assets subject to certain minimum monthly fees and out of pocket expenses.
Note 6 – Fair Value Measurement:
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 – quoted prices in active markets for identical assets or liabilities.
Level 2 – significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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Level 3 – significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.
Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 7 – Repurchase Agreements:
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. For the period ended November 30, 2017, the average daily balance for which reverse

58 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

repurchase agreements were outstanding amounted to $69,751,610. The weighted average interest rate was 1.85%. As of November 30, 2017, there was $58,703,049 in reverse repurchase agreements outstanding.
As of November 30, 2017, the Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:
Counterparty	Interest Rates	Maturity Dates	Face Value
Barclays	(0.25%) - 2.00%	2/9/18 - Open Maturity	$ 10,176,125
Bank of America	1.60% - 1.95%	Open Maturity	3,331,802
BNP Paribas Bank	1.79%	1/4/17	354,000
Citigroup	0.75%	12/4/17	2,082,000
HSBC	2.05%	1/3/18	2,756,000
Nomura Securities	3.04% - 3.54%	3/2/18	10,491,250
Royal Bank of Canada	1.66%	12/4/17	7,084,000
Societe Generale	2.25%	12/4/17 - 4/26/18	22,130,606
			$ 58,405,783

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of November 30, 2017, aggregated by asset class of the related collateral pledged by the Fund:
	Overnight and	Up to	31 – 90	Greater than
	Continuous	30 days	days	90 days	Total
Asset Backed Securities	$–	$–	$–	$10,491,250	$10,491,250
Corporate Bonds	7,041,740	7,084,000	13,922,312	18,652,065	46,700,117
Foreign Government Bonds	–	–	–	1,214,416	1,214,416
Total Borrowings	$7,041,740	$7,084,000	$13,922,312	$30,357,731	$58,405,783
Gross amount of recognized
liabilities for reverse
repurchase agreements	$7,041,740	$7,084,000	$13,922,312	$30,357,731	$58,405,783

Note 8 – Borrowings:
The Fund has entered into a $80,000,000 credit facility agreement with an approved lender whereby the lender has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the lender. Interest on the amount borrowed is based on the 3 month LIBOR plus 0.85%. As of November 30, 2017, there was $2,004,955 outstanding in connection with the Fund’s credit facility. The average daily amount of borrowings on the credit facility during the period ended November 30, 2017, was $13,170,529 with a related average interest rate of 0.07%. The maximum amount outstanding during the period ended November 30, 2017 was $16,704,955. As of November 30, 2017, the total value of securities segregated and pledged as collateral in connection with borrowings was $17,726,259.
The credit facility agreement governing the loan facility includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

the Fund’s ability to (i) enter into additional indebtedness with a party other than the counterparty, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.
There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.
Note 9 – Federal Income Tax Information:
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.
The Fund is subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.
As of November 30, 2017, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:
	Gross Tax	Gross Tax	Net Tax
Tax Cost	Unrealized Gain	Unrealized Loss	Unrealized Gain
$ 501,951,288	$ 26,231,167	$ (24,941,124)	$ 1,290,043

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, equity to debt income accruals, adjustments for collateralized loan obligations, and the marking to market of forward foreign currency contracts, futures contracts and options contracts.
As of May 31, 2017, (the most recent fiscal year end for federal income tax purposes) tax components of accumulated earnings (excluding paid-in capital) were as follows:
Undistributed	Accumulated	Unrealized
Ordinary Income	Long-Term Gains	Depreciation
$ 11,602,125	$ 4,400,175	$ (8,849,448)

For the year ended May 31, 2017, (the most recent fiscal year end for federal income tax purposes) the tax character of distributions paid to shareholders as reflected in the Statement of Changes in Net Assets was as follows:

Distributions paid from:	2017
Ordinary Income	$40,937,408
Long-Term Capital Gain	129,983
$41,067,391

60 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
For all open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns that would not meet a more—likely—than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).
Note 10 –Securities Transactions:
For the period ended November 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding written options, futures contracts and short-term investments were as follows:
Purchases	Sales
$143,640,671	$ 105,795,192

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period November 30, 2017, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:
Purchases	Sales	Realized Gain (Loss)
$105,500	$18,256,924	$886,669

Note 11 – Unfunded Loan Commitments:
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of November 30, 2017. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, and liquid term loans as a reserve. As of November 30, 2017, the total amount segregated in connection with reverse repurchase agreements and unfunded commitments was $90,146,418.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

The unfunded loan commitments as of November 30, 2017, were as follows:
Borrower	Maturity Date	Face Amount*	Value
Acosta, Inc.	09/26/19	$ 562,222	$ 27,244
Aspect Software, Inc.	05/25/18	15,625	–
Bullhorn, Inc.	11/21/18	631,111	10,070
Cypress Intermediate
Holdings III, Inc.	04/27/22	1,250,000	136,744
Dominion Web Solutions LLC	06/15/23	115,385	–
Examworks Group, Inc.	07/27/21	866,667	123,964
Hostess Brands LLC	08/03/20	500,000	37,833
ICP Industrial, Inc.	10/25/22	520,686	2,565
ICSH Parent, Inc.	04/29/24	106,588	–
Institutional Shareholder
Services	10/03/24	41,667	102
Itron, Inc.	03/17/18	1,000,000	–
Lytx, Inc.	08/31/22	52,632	6,251
Ministry Brands LLC	12/02/22	71,215	356
MRI Software LLC	06/30/23	222,222	775
Nimbus Acquisition Topco Ltd.	07/15/20	GBP 500,000	44,307
Packaging Coordinators
Midco, Inc.	07/01/21	1,154,313	103,391
Pelican Products, Inc.	04/11/19	300,000	12,202
PowerSchool, Inc.	07/29/21	525,000	40,064
Recess Holdings, Inc.	09/30/24	169,643	414
Severin Acquisition LLC	07/30/21	350,003	35,694
Solera LLC	03/03/21	2,033,000	186,202
		$ 10,987,979	$ 768,178

* The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP – British Pound

62 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Note 12 –Restricted Securities:
The securities below are considered illiquid and restricted under guidelines established by the Board:
Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 1.78% due 03/15/19	10/14/09	$ 6,224,993	$ 542,401
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	04/23/15	484,033	512,888
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52	09/18/14	1,885,103	1,908,816
CNB Financial Corp.
5.75% (3 Month LIBOR + 455 bps)
due 10/15/26	09/14/16	2,000,000	2,055,000
Customers Bank
6.13% (3 Month USD LIBOR + 344 bps)
due 06/26/29	06/24/14	2,500,000	2,631,250
ECAF I Ltd.
2015-1A, 5.80% due 06/15/22	06/15/15	1,710,678	1,703,961
Highland Park CDO I Ltd.
2006-1A, 1.86% (3 Month USD
LIBOR + 40 bps) due 11/25/51	04/14/15	509,879	666,344
HP Communities LLC
6.16% due 09/15/53	07/21/15	997,542	1,117,584
HP Communities LLC
6.82% due 09/15/53	06/09/14	967,561	1,071,320
Pacific Beacon LLC
5.63% due 07/15/51	01/15/14	583,676	676,117
Princess Juliana International Airport
Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,716,694	1,523,364
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22	01/08/14	1,178,715	170,259
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	635,426	620,503
		$ 21,394,300	$ 15,199,807

Note 13 – Capital:

Common Shares
The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 24,123,429 issued and outstanding.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Transactions in common shares were as follows:

	Period ended	Year ended
	November 30, 2017	May 31, 2017
Beginning Shares	20,751,418	17,729,262
Common shares issued through at-the-market offering	3,276,188	2,869,774
Shares issued through dividend reinvestment	95,823	152,382
Ending Shares	24,123,429	20,751,418

On April 8, 2011, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allowed for the issuance of up to $100,000,000 of common shares. On December 16, 2011, the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 4,875,670 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
On October 23, 2013, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allowed for the issuance of up to $150,000,000 of common shares. On November 11, 2013, the Fund amended its at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 3,977,022 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
On November 14, 2016, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allows for the issuance of up to $125,000,000 of common shares. On December 7, 2016, the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. for the sale of up to an additional 3,900,000 shares. On September 11, 2017, the Fund amended its at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 7,013,325 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
The Adviser has paid the costs associated with the at-the-market offering of shares and will be reimbursed by the Fund up to 0.60% of the offering price of common shares sold pursuant to the shelf registration statement, not to exceed the amount of actual offering costs incurred. For the six months ended November 30, 2017, the Fund incurred $97,747 of expenses associated with the at-the-market offerings.
Note 14 –Subsequent Event:
On January 12, 2018, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allows for the issuance of up to $250,000,000 of common shares. On January 16, 2018 the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 5,739,210 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.

64 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

OTHER INFORMATION (Unaudited)	November 30, 2017

Federal Income Tax Information
In January 2018, you will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2017.
The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Relief and Reconciliation Act of 2003.
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classifica -tion system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Trustees
The Trustees of the Guggenheim Strategic Opportunities Fund and their principal business occupations during the past five years:

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Fund	Served**	During Past Five Years	Overseen	Held by Trustees

Independent Trustees

Randall C. Barnes	Trustee	Since 2007	Current: Private Investor (2001-present).	95	Current: Trustee, Purpose Investments
(1951)					Funds (2014-present).
Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic
Planning and New Business Development, PepsiCo, Inc. (1987-1990).
Donald A.	Trustee and	Since 2014	Current: Retired	92	Former: Midland Care, Inc. (2011-2016).
Chubb, Jr.	Chairman of
(1946)	the Valuation		Former: Business broker and manager of commercial real estate, Griffith &
	Oversight		Blair, Inc. (1997-2017).
Committee
Jerry B. Farley	Trustee and	Since 2014	Current: President, Washburn University (1997-present).	92	Current: Westar Energy, Inc.
(1946)	Chair of the				(2004-present); CoreFirst Bank & Trust
	Audit				(2000-present).
Committee

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 65

OTHER INFORMATION (Unaudited) continued					November 30, 2017

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Fund	Served**	During Past Five Years	Overseen	Held by Trustees

Independent Trustees continued

Roman	Trustee and	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company	92	Current: Zincore Metals, Inc.
Friedrich III	Chairman of		(1998-present).		(2009-present).
(1946)	the Contracts
	Review Committee		Former: Senior Managing Director, MLV & Co. LLC (2010-2011).		Former: Axiom Gold and Silver Corp.
(2011-2012).
Robert B. Karn III	Trustee	Since 2010	Current: Consultant (1998-present).	92
(1942)
			Former: Arthur Andersen LLP (1965-1997) and Managing Partner, Financial		Former: GP Natural Resource Partners,
			and Economic Consulting, St. Louis office (1987-1997).		LLC (2002- 2017). Peabody Energy
Company (2003-2017).
Ronald A. Nyberg	Trustee and	Since 2007	Current: Partner, Momkus McCluskey LLC (2016-present).	97	Current: Edward-Elmhurst Healthcare
(1953)	Chairman of the				System (2012-present).
	Nominating		Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President,
	and Governance		General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).
Committee
Maynard F.	Trustee	Since 2014	Current: Retired.	92	Current: Robert J. Dole Institute of
Oliverius					Politics (2016-present); Stormont-Vail
(1943)			Former: President and CEO, Stormont-Vail HealthCare (1996-2012).		Foundation (2013-present); University of
Minnesota MHA Alumni Philanthropy
Committee (2009-present); Fort Hays
State University (1999-present).

Former: Topeka Community Foundation
(2009-2014).

66 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

OTHER INFORMATION (Unaudited) continued					November 30, 2017

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Fund	Served**	During Past Five Years	Overseen	Held by Trustees

Independent Trustees continued

Ronald E.	Trustee and	Since 2007	Current: Portfolio Consultant (2010-present).	94	Former: Bennett Group of Funds
Toupin, Jr.	Chairman of				(2011-2013).
(1958)	the Board		Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp.
(1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts
(1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

*     The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**    This is the period for which the Trustees began serving the Fund. After a Trustee’s initial term, each Trustee is expected to serve a two-year term concurrent with the class of Trustees for which he serves:
—  Messrs. Barnes, Chubb and Friedrich are Class I Trustees. Class I Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ending May 31, 2018.
—   Messrs. Farley, Karn, Nyberg, Oliverius and Toupin are Class II Trustees. Class II Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ending May 31, 2019.
***   This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 67

OTHER INFORMATION (Unaudited) continued	November 30, 2017

Officers
The Officers of the Guggenheim Strategic Opportunities Fund, who are not trustees, and their principal occupations during the past five years:

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Fund	Time Served**	Principal Occupations During Past Five Years
Joanna M.	Chief	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments
Catalucci	Compliance		(2014-present). AML Officer, certain funds in the Fund Complex (2016-present).
(1966)	Officer
Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance
Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and
certain affiliates (2010-2011).
James M. Howley	Assistant	Since 2006	Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex
(1972)	Treasurer		(2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Keith Kemp	Assistant	Since 2016	Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners
(1960)	Treasurer		Investments Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investments, LLC (2010-2015);
Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).
Amy J. Lee	President,	Since 2013	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (November 2017-present); Chief Legal Officer, certain
(1961)	Chief Executive		other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).
Officer
Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit
Corporation (2004-2012).
Mark E.	Secretary	Since 2008	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Mathiasen
(1978)

68 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

OTHER INFORMATION (Unaudited) continued	November 30, 2017

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Fund	Time Served**	Principal Occupations During Past Five Years

Officers continued

Glenn McWhinnie	Assistant	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
(1969)	Treasurer
Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris	Assistant	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).
(1984)	Secretary
Adam J. Nelson	Assistant	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).
(1979)	Treasurer
Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant
Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).
Kimberly J. Scott	Assistant	Since 2012	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).
(1974)	Treasurer
Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen
Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments,
Inc./Morgan Stanley Investment Management (2005-2009).
Bryan Stone	Vice	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).
(1979)	President
Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).
John L. Sullivan	Chief	Since 2010	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director,
(1955)	Financial		Guggenheim Investments (2010-present).
Officer,
	Chief		Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head
	Accounting		of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds
	Officer and		(1996-2004).
Treasurer

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 69

OTHER INFORMATION (Unaudited) continued	November 30, 2017

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Fund	Time Served**	Principal Occupations During Past Five Years
Officers continued
Jon Szafran	Assistant	Since	Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex
(1989)	Treasurer	November 2017	(November 2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America)
Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014-January 2017); Senior Associate of Fund
Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*  The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

70 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2017

Unless the registered owner of common shares elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.
If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 71

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	November 30, 2017

amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.
There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170: Attention: Shareholder Services Department, Phone Number: (866) 488-3559 or online at www.computershare.com/investor.

72 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND INFORMATION	November 30, 2017

Board of Trustees
Randall C. Barnes
Donald A. Chubb, Jr.
Jerry B. Farley
Roman Friedrich III
Robert B. Karn III
Ronald A. Nyberg
Maynard F. Oliverius
Ronald E. Toupin, Jr.,
Chairperson

Principal Executive Officers
Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
President, Chief Executive Officer and Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Investment Sub-Adviser
Guggenheim Partners Investment
Management, LLC
Santa Monica, CA

Administrator and Accounting Agent
MUFG Investor Services (US), LLC
Rockville, MD

Custodian
The Bank of New York Mellon Corp.
New York, NY

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Tysons, VA

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 73

FUND INFORMATION continued	November 30, 2017

Privacy Principles of the Fund
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Fund restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.
Questions concerning your shares of Guggenheim Strategic Opportunities Fund?
•	If your shares are held in a Brokerage Account, contact your Broker.

•
If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent:
Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170; (866) 488-3559 or online at www.computershare.com/investor

This report is sent to shareholders of Guggenheim Strategic Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999.
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting the Fund’s website at guggenheiminvestments.com/gof or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or at guggenheiminvestments.com/gof. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Notice to Shareholders
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market or in private transactions.

74 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

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GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 75

ABOUT THE FUND MANAGERS

Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.
Investment Philosophy
GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.
Investment Process
GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC 227 West Monroe Street Chicago, IL 60606 Member FINRA/SIPC (01/18)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
CEF-GOF-SAR-1117

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for a semi-annual reporting period.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable for a semi-annual reporting period.
(b) There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a)      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) The registrant has not participated in securities lending activities during the period covered by this report.
(b) Not applicable.
Item 13.  Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.
(a)(3) Not applicable.
(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategic Opportunities Fund
By:       /s/ Amy J. Lee
Name: Amy J. Lee
Title:   President, Chief Executive Officer and Chief Legal Officer
Date:   February 7, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/Amy J. Lee
Name: Amy J. Lee
Title:   President, Chief Executive Officer and Chief Legal Officer
Date:   February 7, 2018
By:       /s/ John L. Sullivan
Name: John L. Sullivan
Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   February 7, 2018